UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND March 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.25%

Aerospace & Defense 0.62%

Esterline Technologies Corp.*	154,800	$16,492

Airlines 0.79%

American Airlines Group, Inc.*	571,001	20,899

Banks 7.64%

CIT Group, Inc.	677,000	33,186
Comerica, Inc.	731,600	37,897
Fifth Third Bancorp	1,526,000	35,022
M&T Bank Corp.	339,000	41,121
SunTrust Banks, Inc.	1,371,000	54,552
Total		201,778

Beverages 0.49%

Beam, Inc.	155,000	12,912

Building Products 1.19%

Armstrong World Industries, Inc.*	588,000	31,311

Capital Markets 6.34%

Affiliated Managers Group, Inc.*	125,000	25,006
Ares Capital Corp.	1,668,600	29,401
Greenhill & Co., Inc.	370,000	19,233
Invesco Ltd.	1,062,000	39,294
Raymond James Financial, Inc.	670,000	37,473
TD Ameritrade Holding Corp.	497,000	16,873
Total		167,280

Chemicals 2.22%

Axiall Corp.	576,000	25,874
CF Industries Holdings, Inc.	126,000	32,841
Total		58,715

Commercial Services & Supplies 1.42%

Tyco International Ltd. (Switzerland)(a)	881,000	37,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND March 31, 2014

Investments	Shares	Fair Value (000)
Construction & Engineering 1.04%

Jacobs Engineering Group, Inc.*	433,000	$27,495

Containers & Packaging 0.82%

Rock-Tenn Co. Class A	205,000	21,642

Electric: Utilities 3.12%

ITC Holdings Corp.	612,000	22,858
Portland General Electric Co.	908,700	29,388
PPL Corp.	907,000	30,058
Total		82,304

Electrical Equipment 0.61%

Babcock & Wilcox Co. (The)	482,100	16,006

Electronic Equipment, Instruments & Components 1.65%

Anixter International, Inc.	185,300	18,812
TE Connectivity Ltd. (Switzerland)(a)	411,000	24,746
Total		43,558

Energy Equipment & Services 0.93%

Tidewater, Inc.	502,817	24,447

Food Products 2.32%

Bunge Ltd.	465,000	36,972
Pinnacle Foods, Inc.	813,800	24,300
Total		61,272

Health Care Equipment & Supplies 0.80%

St. Jude Medical, Inc.	323,000	21,121

Health Care Providers & Services 5.34%

Cardinal Health, Inc.	497,000	34,780
Cigna Corp.	330,600	27,681
Community Health Systems, Inc.*	704,000	27,576
Humana, Inc.	275,700	31,077
Universal Health Services, Inc. Class B	242,500	19,902
Total		141,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND March 31, 2014

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 2.76%

Hyatt Hotels Corp. Class A*	348,000	$18,726
Norwegian Cruise Line Holdings Ltd.*	397,000	12,811
SeaWorld Entertainment, Inc.	498,600	15,073
Wyndham Worldwide Corp.	359,000	26,289
Total		72,899

Household Durables 2.75%

Jarden Corp.*	538,500	32,218
Lennar Corp. Class A	446,000	17,671
Tupperware Brands Corp.	272,000	22,783
Total		72,672

Information Technology Services 2.39%

Fidelity National Information Services, Inc.	810,800	43,337
VeriFone Systems, Inc.*	582,400	19,697
Total		63,034

Insurance 9.64%

ACE Ltd. (Switzerland)(a)	187,000	18,524
Allstate Corp. (The)	526,700	29,801
Argo Group International Holdings Ltd.	431,000	19,783
Everest Re Group Ltd.	134,500	20,585
Hartford Financial Services Group, Inc. (The)	1,703,000	60,065
Lincoln National Corp.	786,600	39,857
Marsh & McLennan Cos., Inc.	493,900	24,349
XL Group plc (Ireland)(a)	1,327,000	41,469
Total		254,433

Life Sciences Tools & Services 1.36%

PerkinElmer, Inc.	797,600	35,940

Machinery 4.43%

IDEX Corp.	350,500	25,548
Oshkosh Corp.	362,000	21,311
Pentair Ltd. Registered Shares (Switzerland)(a)	516,600	40,987
Stanley Black & Decker, Inc.	359,000	29,165
Total		117,011

Media 0.90%

Interpublic Group of Cos., Inc. (The)	1,387,678	23,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND March 31, 2014

Investments	Shares	Fair Value (000)
Metals & Mining 2.38%

Allegheny Technologies, Inc.	830,000	$31,274
Reliance Steel & Aluminum Co.	446,500	31,550
Total		62,824

Multi-Line Retail 1.08%

Macy’s, Inc.	481,800	28,566

Multi-Utilities 3.53%

CMS Energy Corp.	961,800	28,161
Sempra Energy	368,200	35,627
Wisconsin Energy Corp.	628,800	29,271
Total		93,059

Oil, Gas & Consumable Fuels 6.78%

Cimarex Energy Co.	343,500	40,914
CONSOL Energy, Inc.	663,000	26,487
EQT Corp.	215,800	20,926
Gulfport Energy Corp.*	380,000	27,048
Pioneer Natural Resources Co.	104,500	19,556
Range Resources Corp.	215,000	17,839
Tesoro Corp.	517,000	26,155
Total		178,925

Paper & Forest Products 0.76%

International Paper Co.	439,000	20,141

Pharmaceuticals 3.91%

Actavis plc*	204,000	41,993
Mallinckrodt plc*	404,300	25,637
Mylan, Inc.*	729,700	35,631
Total		103,261

Real Estate Investment Trusts 5.43%

BioMed Realty Trust, Inc.	1,087,000	22,273
Brandywine Realty Trust	1,057,000	15,284
Camden Property Trust	375,000	25,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND March 31, 2014

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts (continued)

DDR Corp.	1,343,000	$22,133
Liberty Property Trust	712,800	26,345
Macerich Co. (The)	289,800	18,063
Vornado Realty Trust	141,900	13,986
Total		143,336

Real Estate Management & Development 2.13%

Jones Lang LaSalle, Inc.	361,000	42,779
Realogy Holdings Corp.*	312,000	13,556
Total		56,335

Road & Rail 2.25%

Con-way, Inc.	520,000	21,361
Ryder System, Inc.	477,000	38,122
Total		59,483

Semiconductors & Semiconductor Equipment 3.50%

NVIDIA Corp.	1,415,000	25,343
NXP Semiconductors NV (Netherlands)*(a)	542,000	31,875
Skyworks Solutions, Inc.	541,800	20,328
Xilinx, Inc.	274,200	14,881
Total		92,427

Software 0.92%

Electronic Arts, Inc.*	837,000	24,281

Specialty Retail 0.74%

Chico’s FAS, Inc.	1,223,000	19,605

Technology Hardware, Storage & Peripheral 0.81%

NCR Corp.*	585,000	21,382

Textiles, Apparel & Luxury Goods 1.31%

PVH Corp.	277,000	34,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND March 31, 2014

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.48%

Air Lease Corp.	533,600	$19,898
WESCO International, Inc.*	229,400	19,091
Total		38,989

Water Utilities 0.67%

American Water Works Co., Inc.	388,700	17,647

Total Common Stocks (cost $2,042,563,842)		2,620,198

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.57%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $43,165,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $42,226,118; proceeds: $41,395,353 (cost $41,395,353)	$41,395	41,395

Total Investments in Securities 100.82% (cost $2,083,959,195)		2,661,593

Liabilities in Excess of Cash and Other Assets (0.82)%		(21,625)

Net Assets 100.00%		$2,639,968

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,620,198	$—	$—	$2,620,198
Repurchase Agreement	—	41,395	—	41,395
Total	$2,620,198	$41,395	$—	$2,661,593

(1)	Refer to note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of March 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,085,838,027
Gross unrealized gain	588,641,727
Gross unrealized loss	(12,886,978)
Net unrealized security gain	$575,754,749

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014